Summary of Financial Instruments for Which Fair Value Option Has Been Elected (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans and Receivables	$ 60,738	$ 315,039
Assets	3,957,327	2,208,015
Liabilities	688,386	8,144
Debt Securities
Fair Value, Option, Quantitative Disclosures [Line Items]
Investments	63,486	24,784
Equity and Preferred Securities
Fair Value, Option, Quantitative Disclosures [Line Items]
Investments	2,894,302	1,868,192
Corporate Loans
Fair Value, Option, Quantitative Disclosures [Line Items]
Assets	938,801	0
CLO Notes Payable
Fair Value, Option, Quantitative Disclosures [Line Items]
Liabilities	687,122	0
Corporate Treasury Commitments
Fair Value, Option, Quantitative Disclosures [Line Items]
Liabilities	$ 1,264	$ 8,144